UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21563

Investment Company Act File Number

Eaton Vance Short Duration Diversified Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Short Duration Diversified Income Fund

July 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 54.0%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.7%
BE Aerospace, Inc.
Term Loan, 3.75%, Maturing December 16, 2021	188	$189,630
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	358	333,193
TransDigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	502	502,144
Term Loan, 3.75%, Maturing June 4, 2021	319	318,130
Term Loan, 3.75%, Maturing June 9, 2023	178	176,854
Term Loan, 3.75%, Maturing June 9, 2023	197	196,505
Term Loan, 3.75%, Maturing June 9, 2023	296	294,372

		$2,010,828

Air Transport — 0.2%
Virgin America, Inc.
Term Loan, 4.50%, Maturing April 4, 2019	450	$451,215

		$451,215

Automotive — 2.0%
Allison Transmission, Inc.
Term Loan, 3.50%, Maturing August 23, 2019	415	$415,980
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021	564	565,261
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019	171	171,063
FCA US, LLC
Term Loan, 3.50%, Maturing May 24, 2017	515	516,633
Term Loan, 3.25%, Maturing December 31, 2018	216	216,225
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021	662	625,448
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.75%, Maturing April 30, 2019	575	577,034
Horizon Global Corporation
Term Loan, 7.00%, Maturing June 30, 2021	95	95,238
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021	1,405	1,406,664
TI Group Automotive Systems, LLC
Term Loan, 4.50%, Maturing June 30, 2022	223	224,290
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020	526	523,879
Visteon Corporation
Term Loan, 3.50%, Maturing April 9, 2021	102	102,051

		$5,439,766

Beverage and Tobacco — 0.1%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020	371	$329,129

		$329,129

Brokerage/Securities Dealers/Investment Houses — 0.2%
Aretec Group, Inc.
Term Loan, 8.00%, Maturing May 25, 2023	65	$65,134
Term Loan - Second Lien, 6.50%, (2.00% Cash, 4.50% PIK), Maturing May 23, 2021	262	197,592
Salient Partners L.P.
Term Loan, 9.50%, Maturing May 19, 2021	146	140,214

		$402,940

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Building and Development — 1.3%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	179	$180,020
Auction.com, LLC
Term Loan, 6.00%, Maturing May 12, 2019	198	197,747
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	396	394,726
DTZ U.S. Borrower, LLC
Term Loan, 4.25%, Maturing November 4, 2021	470	468,310
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 6, 2021	1,019	1,000,333
Ply Gem Industries, Inc.
Term Loan, 4.00%, Maturing February 1, 2021	455	455,857
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	190	191,150
RE/MAX International, Inc.
Term Loan, 4.00%, Maturing July 31, 2020	329	326,814
Summit Materials Companies I, LLC
Term Loan, 4.00%, Maturing July 17, 2022	124	124,159
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	89	89,099

		$3,428,215

Business Equipment and Services — 4.0%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021	539	$529,824
AlixPartners, LLP
Term Loan, 4.50%, Maturing July 28, 2022	368	368,816
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	124	105,776
Brickman Group Ltd., LLC
Term Loan, 4.00%, Maturing December 18, 2020	146	146,014
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019	846	849,318
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020	605	585,013
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 20, 2019	1,061	1,060,819
CPM Holdings, Inc.
Term Loan, 6.00%, Maturing April 11, 2022	249	249,385
Education Management, LLC
Term Loan, 5.50%, Maturing July 2, 2020	80	22,732
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020	147	8,800
EIG Investors Corp.
Term Loan, 6.48%, Maturing November 9, 2019	449	424,747
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018	264	264,907
Extreme Reach, Inc.
Term Loan, 7.25%, Maturing February 7, 2020	118	117,819
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020	60	58,654
Term Loan, 4.00%, Maturing November 6, 2020	332	326,519
Global Payments, Inc.
Term Loan, 4.00%, Maturing April 22, 2023	125	126,276
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021	365	366,703
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021	980	981,940
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	217	217,532

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
ION Trading Finance Limited
Term Loan, 4.50%, Maturing June 10, 2021	EUR	164	$184,498
J.D. Power and Associates
Term Loan, Maturing May 24, 2023(2)		125	125,469
KAR Auction Services, Inc.
Term Loan, 3.94%, Maturing March 11, 2021		536	538,514
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		431	433,339
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		200	204,271
MCS AMS Sub-Holdings, LLC
Term Loan, 7.50%, Maturing October 15, 2019		81	73,158
Monitronics International, Inc.
Term Loan, 4.25%, Maturing March 23, 2018		99	98,187
Term Loan, 4.50%, Maturing April 11, 2022		123	117,986
PGX Holdings, Inc.
Term Loan, 5.75%, Maturing September 29, 2020		369	368,524
Prime Security Services Borrower, LLC
Term Loan, 4.75%, Maturing May 2, 2022		200	201,583
Quintiles Transnational Corp.
Term Loan, 3.25%, Maturing May 12, 2022		248	248,016
Sensus USA, Inc.
Term Loan, 6.50%, Maturing March 16, 2023		225	225,469
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		766	769,974
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.00%, Maturing September 2, 2021		222	222,516
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022		212	210,828

			$10,833,926

Cable and Satellite Television — 1.6%
Altice US Finance I Corporation
Term Loan, 4.25%, Maturing December 14, 2022		728	$730,965
Atlantic Broadband Finance, LLC
Term Loan, 3.25%, Maturing November 30, 2019		129	129,618
CSC Holdings, LLC
Term Loan, 3.50%, Maturing January 24, 2023		374	376,300
MCC Iowa, LLC
Term Loan, 3.25%, Maturing January 29, 2021		170	169,989
Term Loan, 3.75%, Maturing June 30, 2021		147	147,252
Neptune Finco Corp.
Term Loan, 5.00%, Maturing October 9, 2022		698	704,622
Numericable Group SA
Term Loan, 4.56%, Maturing July 31, 2022		74	74,469
Term Loan, 4.00%, Maturing July 31, 2023	EUR	124	139,813
Numericable U.S., LLC
Term Loan, 5.00%, Maturing January 15, 2024		150	149,999
Telenet International Finance S.a.r.l.
Term Loan, 4.25%, Maturing June 30, 2024		150	150,562
Virgin Media Investment Holdings Limited
Term Loan, 3.65%, Maturing June 30, 2023		639	636,775
Term Loan, 4.25%, Maturing June 30, 2023	GBP	300	398,152
Ziggo B.V.
Term Loan, 3.75%, Maturing January 15, 2022	EUR	65	73,240
Term Loan, 3.75%, Maturing January 15, 2022	EUR	101	113,689
Term Loan, 3.75%, Maturing January 15, 2022	EUR	183	205,778

			$4,201,223

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Chemicals and Plastics — 2.9%
Aruba Investments, Inc.
Term Loan, 4.50%, Maturing February 2, 2022		58	$57,796
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020		462	463,709
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		338	337,353
Term Loan - Second Lien, 7.75%, Maturing August 1, 2022		100	98,625
Flint Group GmbH
Term Loan, 4.50%, Maturing September 7, 2021		24	24,208
Flint Group US, LLC
Term Loan, 4.50%, Maturing September 7, 2021		148	146,255
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021		368	368,082
Huntsman International, LLC
Term Loan, 3.58%, Maturing April 19, 2019		1,278	1,275,797
Term Loan, 3.75%, Maturing October 1, 2021		369	369,218
Term Loan, 4.25%, Maturing April 1, 2023		100	100,311
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		1,321	1,321,082
Term Loan, 4.25%, Maturing March 31, 2022		123	123,485
Kraton Polymers, LLC
Term Loan, 6.00%, Maturing January 6, 2022		250	248,906
Kronos Worldwide, Inc.
Term Loan, 4.00%, Maturing February 18, 2020		49	45,393
MacDermid, Inc.
Term Loan, 5.50%, Maturing June 7, 2020		99	99,302
Term Loan, 5.50%, Maturing June 7, 2020		123	122,927
Term Loan, 5.50%, Maturing June 7, 2020		244	243,855
Minerals Technologies, Inc.
Term Loan, 3.75%, Maturing May 9, 2021		199	200,012
Orion Engineered Carbons GmbH
Term Loan, 4.75%, Maturing July 25, 2021		85	84,750
Term Loan, 4.75%, Maturing July 25, 2021	EUR	174	196,900
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		122	116,700
PolyOne Corporation
Term Loan, 3.50%, Maturing November 11, 2022		100	99,998
PQ Corporation
Term Loan, 5.75%, Maturing November 4, 2022		225	226,989
Solenis International L.P.
Term Loan, 4.50%, Maturing July 31, 2021	EUR	172	193,608
Tata Chemicals North America, Inc.
Term Loan, 3.75%, Maturing August 7, 2020		176	175,329
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing November 5, 2021		50	49,649
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020		387	380,570
Univar, Inc.
Term Loan, 4.25%, Maturing July 1, 2022		596	595,574
Zep, Inc.
Term Loan, 5.50%, Maturing June 27, 2022		74	74,575

			$7,840,958

Clothing/Textiles — 0.1%
Ascena Retail Group, Inc.
Term Loan, 5.25%, Maturing August 21, 2022		298	$290,890

			$290,890

Conglomerates — 0.3%
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		717	$616,223

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Spectrum Brands, Inc.
Term Loan, 3.51%, Maturing June 23, 2022		304	$306,029

			$922,252

Containers and Glass Products — 2.1%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		411	$412,772
Term Loan, 3.50%, Maturing January 6, 2021		797	800,248
Term Loan, 3.75%, Maturing October 3, 2022		180	181,317
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021		790	798,133
Horizon Holdings III SAS
Term Loan, 4.50%, Maturing August 1, 2022	EUR	300	338,597
Libbey Glass, Inc.
Term Loan, 3.75%, Maturing April 9, 2021		48	47,894
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020		421	414,650
Reynolds Group Holdings, Inc.
Term Loan, 4.50%, Maturing December 1, 2018		1,492	1,496,445
Term Loan, Maturing February 1, 2023(2)		75	75,201
SIG Combibloc Purchase Co. S.a.r.l.
Term Loan, 4.25%, Maturing March 13, 2022	EUR	395	446,223
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.25%, Maturing March 13, 2022		222	223,001
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		389	390,244

			$5,624,725

Cosmetics/Toiletries — 0.5%
Coty, Inc.
Term Loan, 3.75%, Maturing October 27, 2022		150	$150,186
Galleria Co.
Term Loan, 3.75%, Maturing January 26, 2023		325	326,828
KIK Custom Products, Inc.
Term Loan, 6.00%, Maturing August 26, 2022		273	272,141
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019		212	212,055
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		411	412,558

			$1,373,768

Drugs — 1.5%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 25, 2019		72	$72,459
AMAG Pharmaceuticals, Inc.
Term Loan, 4.75%, Maturing August 13, 2021		193	192,741
Arbor Pharmaceuticals, Inc.
Term Loan, 6.00%, Maturing June 28, 2023		250	247,500
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021		541	539,209
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.75%, Maturing September 26, 2022		498	493,191
Horizon Pharma, Inc.
Term Loan, 4.50%, Maturing May 7, 2021		446	439,931
Mallinckrodt International Finance S.A.
Term Loan, 3.25%, Maturing March 19, 2021		269	267,502
Term Loan, 3.50%, Maturing March 19, 2021		221	220,565
Valeant Pharmaceuticals International, Inc.
Term Loan, 4.75%, Maturing December 11, 2019		331	327,716
Term Loan, 4.75%, Maturing August 5, 2020		695	687,245
Term Loan, 5.00%, Maturing April 1, 2022		667	662,897

			$4,150,956

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Ecological Services and Equipment — 0.3%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019	375	$374,263
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020	559	557,037

		$931,300

Electronics/Electrical — 5.7%
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021(3)	222	$111,566
Avago Technologies Cayman Ltd.
Term Loan, 4.25%, Maturing February 1, 2023	1,519	1,524,652
Campaign Monitor Finance Pty. Limited
Term Loan, 6.25%, Maturing March 18, 2021	121	117,400
CommScope, Inc.
Term Loan, 3.54%, Maturing January 14, 2018	100	99,887
Term Loan, 3.75%, Maturing December 29, 2022	174	174,637
Cypress Semiconductor Corporation
Term Loan, 6.50%, Maturing June 3, 2021	200	201,292
Dell International, LLC
Term Loan, 4.00%, Maturing April 29, 2020	1,083	1,083,720
Dell, Inc.
Term Loan, 3.75%, Maturing October 29, 2018	80	79,998
Deltek, Inc.
Term Loan, 5.00%, Maturing June 25, 2022	350	351,750
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021	46	46,482
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020	144	135,849
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing May 13, 2021	642	643,764
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020	892	883,555
Informatica Corporation
Term Loan, 4.50%, Maturing August 5, 2022	422	416,464
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021	98	96,373
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	98	98,123
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019	197	197,613
Term Loan, 5.25%, Maturing November 19, 2021	693	696,252
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018	265	265,896
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021	221	220,774
Microsemi Corporation
Term Loan, 3.75%, Maturing January 15, 2023	76	76,741
MTS Systems Corporation
Term Loan, 5.00%, Maturing July 5, 2023	250	251,875
NXP B.V.
Term Loan, 3.25%, Maturing January 11, 2020	340	341,332
Term Loan, 3.75%, Maturing December 7, 2020	173	174,671
ON Semiconductor Corporation
Term Loan, 5.25%, Maturing March 31, 2023	200	202,500
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	122	121,526
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	284	284,323
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	880	855,500

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
SGS Cayman L.P.
Term Loan, 6.00%, Maturing April 23, 2021	37	$37,058
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	392	322,910
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	98	96,816
Southwire Company
Term Loan, 3.00%, Maturing February 10, 2021	393	389,277
SS&C Technologies, Inc.
Term Loan, 4.00%, Maturing July 8, 2022	44	44,076
Term Loan, 4.00%, Maturing July 8, 2022	338	340,194
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	119	114,493
SurveyMonkey, Inc.
Term Loan, 6.25%, Maturing February 5, 2019	95	93,712
Sutherland Global Services, Inc.
Term Loan, 6.00%, Maturing April 23, 2021	159	159,197
Sybil Software, LLC
Term Loan, 4.25%, Maturing March 20, 2020	773	771,707
Uber Technologies
Term Loan, 5.00%, Maturing July 13, 2023	325	324,729
Vantiv, LLC
Term Loan, 3.50%, Maturing June 13, 2021	125	125,430
VeriFone, Inc.
Term Loan, 3.50%, Maturing July 8, 2021	490	488,367
Veritas US, Inc.
Term Loan, 6.63%, Maturing January 27, 2023	424	398,122
Vertafore, Inc.
Term Loan, 4.75%, Maturing June 30, 2023	425	426,480
Wall Street Systems Delaware, Inc.
Term Loan, 4.25%, Maturing April 30, 2021	492	491,883
Western Digital Corporation
Term Loan, 6.25%, Maturing April 29, 2023	525	531,169
Zebra Technologies Corporation
Term Loan, 4.00%, Maturing October 27, 2021	365	367,538

		$15,277,673

Equipment Leasing — 0.3%
Delos Finance S.a.r.l.
Term Loan, 3.50%, Maturing March 6, 2021	425	$427,338
Flying Fortress, Inc.
Term Loan, 3.50%, Maturing April 30, 2020	500	502,916

		$930,254

Financial Intermediaries — 1.8%
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	415	$407,845
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018	667	666,644
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020	97	96,100
First Data Corporation
Term Loan, 4.24%, Maturing July 8, 2022	525	527,461
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	600	596,622
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020	244	244,622
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021	115	113,847
LPL Holdings, Inc.
Term Loan, 4.25%, Maturing March 29, 2021	565	566,768

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019		86	$88,307
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018		123	123,568
Ocwen Financial Corporation
Term Loan, 5.50%, Maturing February 15, 2018		196	193,276
Sesac Holdco II, LLC
Term Loan, 5.25%, Maturing February 8, 2019		282	282,370
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		122	121,672
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020		120	120,213
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020		699	575,456

			$4,724,771

Food Products — 1.7%
AdvancePierre Foods, Inc.
Term Loan, 4.75%, Maturing June 2, 2023		442	$444,422
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019		241	241,852
Charger OpCo B.V.
Term Loan, 4.25%, Maturing July 2, 2022	EUR	56	63,566
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019		157	157,421
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021		122	113,140
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018		92	92,075
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		134	133,377
JBS USA, LLC
Term Loan, 3.75%, Maturing May 25, 2018		866	868,000
Term Loan, 3.75%, Maturing September 18, 2020		292	292,662
Term Loan, 4.00%, Maturing October 30, 2022		124	124,492
Maple Holdings Acquisition Corp.
Term Loan, 5.25%, Maturing March 3, 2023		189	191,028
NBTY, Inc.
Term Loan, 5.00%, Maturing May 5, 2023		700	696,391
Oak Tea, Inc.
Term Loan, 4.25%, Maturing July 2, 2022		308	309,054
Pinnacle Foods Finance, LLC
Term Loan, 3.25%, Maturing April 29, 2020		122	121,879
Term Loan, 3.25%, Maturing April 29, 2020		605	606,982

			$4,456,341

Food Service — 0.9%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.75%, Maturing December 10, 2021		915	$919,622
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		388	388,979
Manitowoc Foodservice, Inc.
Term Loan, 5.75%, Maturing March 3, 2023		166	168,412
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020		1,010	764,210
Yum! Brands, Inc.
Term Loan, 3.23%, Maturing June 16, 2023		175	175,930

			$2,417,153

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Food/Drug Retailers — 1.0%
Albertsons, LLC
Term Loan, 4.50%, Maturing August 25, 2021	249	$250,385
Term Loan, 4.75%, Maturing June 22, 2023	651	655,048
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019	743	727,032
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	100	100,521
Supervalu, Inc.
Term Loan, 5.50%, Maturing March 21, 2019	913	913,567

		$2,646,553

Health Care — 6.2%
ADMI Corp.
Term Loan, 5.25%, Maturing April 30, 2022	249	$250,364
Akorn, Inc.
Term Loan, 5.25%, Maturing April 16, 2021	159	160,218
Albany Molecular Research, Inc.
Term Loan, 5.75%, Maturing July 16, 2021	622	622,777
Alere, Inc.
Term Loan, 4.50%, Maturing June 18, 2022	300	296,688
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	216	206,071
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, Maturing November 1, 2019	638	635,464
AmSurg Corp.
Term Loan, 3.50%, Maturing July 16, 2021	98	98,214
Auris Luxembourg III S.a.r.l.
Term Loan, 4.25%, Maturing January 15, 2022	745	745,579
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	586	571,827
CHG Healthcare Services, Inc.
Term Loan, 4.75%, Maturing June 7, 2023	374	376,284
Community Health Systems, Inc.
Term Loan, 3.92%, Maturing December 31, 2018	325	322,609
Term Loan, 3.75%, Maturing December 31, 2019	498	490,737
Term Loan, 4.00%, Maturing January 27, 2021	916	906,014
Convatec, Inc.
Term Loan, 4.25%, Maturing June 15, 2020	88	88,267
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021	194	189,893
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021	539	542,032
DJO Finance, LLC
Term Loan, 4.25%, Maturing June 8, 2020	396	388,080
Envision Healthcare Corporation
Term Loan, 4.25%, Maturing May 25, 2018	393	393,395
Global Healthcare Exchange, LLC
Term Loan, 5.25%, Maturing August 15, 2022	199	198,999
Greatbatch Ltd.
Term Loan, 5.25%, Maturing October 27, 2022	174	174,152
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.44%, Maturing February 27, 2021	806	810,595
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	308	308,201
Indivior Finance S.a.r.l.
Term Loan, 7.00%, Maturing December 19, 2019	185	185,694
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018	533	534,755
Jaguar Holding Company II
Term Loan, 4.25%, Maturing August 18, 2022	867	867,678

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021		739	$736,242
Kinetic Concepts, Inc.
Term Loan, 5.00%, Maturing November 4, 2020		910	912,420
KUEHG Corp.
Term Loan, 6.00%, Maturing August 13, 2022		199	197,756
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		104	86,137
MPH Acquisition Holdings, LLC
Term Loan, 5.00%, Maturing June 7, 2023		450	454,641
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		75	62,621
New Millennium Holdco, Inc.
Term Loan, 7.50%, Maturing December 21, 2020		294	208,950
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019		421	411,823
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020		291	264,082
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021		539	523,504
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020		486	489,379
RadNet, Inc.
Term Loan, 4.77%, Maturing July 1, 2023		275	275,516
Select Medical Corporation
Term Loan, 6.00%, Maturing June 1, 2018		806	808,729
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.25%, Maturing May 15, 2022		124	123,904
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020		392	388,000
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021		222	216,084

			$16,524,375

Home Furnishings — 0.5%
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		1,255	$1,260,774

			$1,260,774

Industrial Equipment — 1.8%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		536	$529,501
Blount International, Inc.
Term Loan, 7.25%, Maturing April 12, 2023		400	405,500
Delachaux S.A.
Term Loan, 4.50%, Maturing October 28, 2021		74	71,147
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		162	162,559
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		340	324,526
Generac Power Systems, Inc.
Term Loan, 3.50%, Maturing May 31, 2020		258	257,043
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		464	463,403
Term Loan - Second Lien, 7.25%, Maturing June 30, 2022		80	78,534
Milacron, LLC
Term Loan, 4.25%, Maturing September 28, 2020		215	216,198
Paladin Brands Holding, Inc.
Term Loan, 7.25%, Maturing August 16, 2019		382	335,807
Paternoster Holding IV GmbH
Term Loan, 6.63%, Maturing February 10, 2022	EUR	175	192,087

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020		785	$784,670
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021		150	149,813
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021		334	302,556
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022		147	141,113
Terex Corporation
Term Loan, 3.50%, Maturing August 13, 2021	EUR	295	329,201

			$4,743,658

Insurance — 1.7%
Alliant Holdings I, Inc.
Term Loan, 4.50%, Maturing August 12, 2022		347	$344,984
AmWINS Group, LLC
Term Loan, 4.75%, Maturing September 6, 2019		894	899,569
AssuredPartners, Inc.
Term Loan, 5.75%, Maturing October 21, 2022		149	149,873
Term Loan - Second Lien, 10.00%, Maturing October 20, 2023		125	123,789
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019		577	578,019
Term Loan, 5.00%, Maturing August 4, 2022		979	981,809
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021		375	372,187
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019		166	134,107
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020		511	509,558
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019		459	458,508

			$4,552,403

Leisure Goods/Activities/Movies — 2.4%
AMC Entertainment, Inc.
Term Loan, 4.00%, Maturing December 15, 2022		397	$400,102
Ancestry.com, Inc.
Term Loan, 5.00%, Maturing August 17, 2022		273	273,989
Bombardier Recreational Products, Inc.
Term Loan, 3.75%, Maturing June 30, 2023		825	823,625
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.00%, Maturing July 8, 2022		373	368,039
ClubCorp Club Operations, Inc.
Term Loan, 4.25%, Maturing December 15, 2022		350	351,860
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020		164	164,400
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021		95	95,369
Lindblad Expeditions, Inc.
Term Loan, 5.50%, Maturing May 8, 2021		45	45,370
Term Loan, 5.50%, Maturing May 8, 2021		351	351,620
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 16, 2020		494	497,144
LTF Merger Sub, Inc.
Term Loan, 4.25%, Maturing June 10, 2022		248	247,531
Match Group, Inc.
Term Loan, 5.50%, Maturing November 16, 2022		98	98,597
Nord Anglia Education Finance, LLC
Term Loan, 5.00%, Maturing March 31, 2021		640	636,776
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019		180	180,808
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020		531	520,056

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020	313	$281,659
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019	373	367,895
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020	131	130,498
Zuffa, LLC
Term Loan, 3.75%, Maturing February 25, 2020	555	554,953

		$6,390,291

Lodging and Casinos — 2.2%
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021	640	$633,720
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022	539	536,510
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020	81	81,112
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2017(4)	366	379,722
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020	511	514,694
Four Seasons Holdings, Inc.
Term Loan, 5.25%, Maturing June 27, 2020	96	96,545
Term Loan - Second Lien, 7.75%, Maturing December 27, 2020	500	502,083
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019	104	104,796
Term Loan, 5.50%, Maturing November 21, 2019	243	244,525
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020	872	875,121
La Quinta Intermediate Holdings, LLC
Term Loan, 3.75%, Maturing April 14, 2021	563	559,370
MGM Growth Properties Operating Partnership L.P.
Term Loan, 4.00%, Maturing April 25, 2023	374	377,219
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019	97	96,855
RHP Hotel Properties L.P.
Term Loan, 3.50%, Maturing January 15, 2021	123	123,151
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020	634	634,278
Term Loan, 6.00%, Maturing October 1, 2021	172	172,281

		$5,931,982

Nonferrous Metals/Minerals — 0.8%
Arch Coal, Inc.
DIP Loan, 5.00%, Maturing January 31, 2017(5)	125	$124,687
Term Loan, 7.50%, Maturing May 16, 2018	555	251,899
Dynacast International, LLC
Term Loan, 4.50%, Maturing January 28, 2022	148	148,838
Fairmount Santrol, Inc.
Term Loan, 4.50%, Maturing September 5, 2019	365	322,293
Global Brass & Copper, Inc.
Term Loan, 5.25%, Maturing July 18, 2023	150	150,937
Murray Energy Corporation
Term Loan, 7.00%, Maturing April 16, 2017	49	43,401
Term Loan, 7.50%, Maturing April 16, 2020	346	259,749
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	168	89,061

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Novelis, Inc.
Term Loan, 4.00%, Maturing June 2, 2022	495	$495,000
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	19	19,247
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	150	144,750

		$2,049,862

Oil and Gas — 1.4%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	318	$189,912
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020	265	244,695
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	152	154,152
CITGO Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	197	195,190
Crestwood Holdings, LLC
Term Loan, 9.00%, Maturing June 19, 2019	164	146,839
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	196	116,783
Energy Transfer Equity L.P.
Term Loan, 4.00%, Maturing December 2, 2019	570	558,668
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing October 1, 2018	196	168,726
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	1,020	937,633
Paragon Offshore Finance Company
Term Loan, 5.25%, Maturing July 18, 2021	148	39,376
Samson Investment Company
Term Loan - Second Lien, 0.00%, Maturing September 25, 2018(4)	175	28,875
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	556	251,752
Sheridan Investment Partners II L.P.
Term Loan, 4.25%, Maturing December 16, 2020	28	16,351
Term Loan, 4.25%, Maturing December 16, 2020	74	43,842
Term Loan, 4.25%, Maturing December 16, 2020	534	315,165
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	30	18,449
Term Loan, 4.25%, Maturing October 1, 2019	50	30,204
Term Loan, 4.25%, Maturing October 1, 2019	377	227,945
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	106	101,351

		$3,785,908

Publishing — 0.8%
Ascend Learning, LLC
Term Loan, 5.50%, Maturing July 31, 2019	219	$220,038
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	917	721,941
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	512	500,902
Merrill Communications, LLC
Term Loan, 6.25%, Maturing June 1, 2022	124	112,529
ProQuest, LLC
Term Loan, 5.75%, Maturing October 24, 2021	323	319,388
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.50%, Maturing August 14, 2020	244	236,809

		$2,111,607

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Radio and Television — 1.1%
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021	98	$82,346
Block Communications, Inc.
Term Loan, 4.00%, Maturing November 7, 2021	199	199,615
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020	729	517,793
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 27, 2022	110	107,455
iHeartCommunications, Inc.
Term Loan, 8.00%, Maturing July 30, 2019	450	348,750
MGOC, Inc.
Term Loan, 4.00%, Maturing July 31, 2020	255	255,325
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020	125	125,493
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020	142	142,311
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020	1,126	1,126,669

		$2,905,757

Retailers (Except Food and Drug) — 2.4%
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing June 5, 2020	438	$437,027
CDW, LLC
Term Loan, 3.25%, Maturing April 29, 2020	363	363,922
Coinamatic Canada, Inc.
Term Loan, 4.25%, Maturing May 14, 2022	37	36,922
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019	368	341,117
Dollar Tree, Inc.
Term Loan, 3.50%, Maturing July 6, 2022	384	386,607
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019	369	323,552
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019	173	174,171
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021	538	384,265
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018	314	312,289
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021	148	145,578
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020	965	969,090
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020	555	523,517
Party City Holdings, Inc.
Term Loan, 4.25%, Maturing August 19, 2022	496	496,843
PetSmart, Inc.
Term Loan, 4.25%, Maturing March 11, 2022	913	916,137
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021	98	89,670
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019	622	616,420

		$6,517,127

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Steel — 0.5%
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 4.25%, Maturing June 30, 2019	1,057	$1,037,633
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017	77	76,521
Zekelman Industries, Inc.
Term Loan, 6.00%, Maturing June 14, 2021	128	129,189

		$1,243,343

Surface Transport — 0.2%
Hertz Corporation (The)
Term Loan, 3.50%, Maturing June 30, 2023	200	$200,958
Kenan Advantage Group, Inc.
Term Loan, 1.50%, Maturing January 31, 2017(5)	9	9,124
Term Loan, 4.00%, Maturing July 31, 2022	22	22,140
Term Loan, 4.00%, Maturing July 31, 2022	68	68,015
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021	269	229,331

		$529,568

Telecommunications — 1.0%
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	650	$617,703
IPC Corp.
Term Loan, 5.50%, Maturing August 6, 2021	346	330,072
Mitel US Holdings, Inc.
Term Loan, 5.50%, Maturing April 29, 2022	134	135,026
SBA Senior Finance II, LLC
Term Loan, 3.25%, Maturing March 24, 2021	343	343,306
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	237	191,558
Term Loan, 4.00%, Maturing April 23, 2019	328	265,500
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	648	648,064
Windstream Corporation
Term Loan, 3.50%, Maturing August 8, 2019	120	120,151

		$2,651,380

Utilities — 1.8%
Calpine Construction Finance Company L.P.
Term Loan, 3.00%, Maturing May 3, 2020	194	$191,636
Term Loan, 3.25%, Maturing January 31, 2022	73	71,937
Calpine Corporation
Term Loan, 3.50%, Maturing May 27, 2022	892	890,889
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	1,161	1,160,024
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	619	619,274
Energy Future Intermediate Holding Co., LLC
DIP Loan, 4.25%, Maturing December 19, 2016	300	300,844
EWT Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	563	566,594
Term Loan, 5.50%, Maturing January 15, 2021	100	99,875
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	21	20,678
Term Loan, 5.00%, Maturing December 19, 2021	472	462,898
Invenergy Thermal Operating I, LLC
Term Loan, 6.50%, Maturing October 19, 2022	224	216,459

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Lonestar Generation, LLC
Term Loan, 5.25%, Maturing February 22, 2021	98	$77,121
TPF II Power, LLC
Term Loan, 5.50%, Maturing October 2, 2021	258	259,674

		$4,937,903

Total Senior Floating-Rate Loans (identified cost $148,239,233)		$144,820,774

Collateralized Mortgage Obligations — 29.0%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 2113, Class QG, 6.00%, 1/15/29	$933	$1,066,081
Series 2167, Class BZ, 7.00%, 6/15/29	692	805,456
Series 2182, Class ZB, 8.00%, 9/15/29	1,270	1,516,593
Series 2631, (Interest Only), Class DS, 6.619%, 6/15/33(6)(7)	1,753	266,494
Series 2770, (Interest Only), Class SH, 6.619%, 3/15/34(6)(7)	2,257	541,359
Series 2981, (Interest Only), Class CS, 6.239%, 5/15/35(6)(7)	1,252	252,682
Series 3114, (Interest Only), Class TS, 6.169%, 9/15/30(6)(7)	3,235	555,835
Series 3309, (Principal Only), Class DO, 0.00%, 4/15/37(8)	2,164	1,941,952
Series 3339, (Interest Only), Class JI, 6.109%, 7/15/37(6)(7)	2,534	556,471
Series 4109, (Interest Only), Class ES, 5.669%, 12/15/41(6)(7)	37	5,282
Series 4163, (Interest Only), Class GS, 5.719%, 11/15/32(6)(7)	5,437	1,181,221
Series 4169, (Interest Only), Class AS, 5.769%, 2/15/33(6)(7)	3,388	701,833
Series 4180, (Interest Only), Class GI, 3.50%, 8/15/26(7)	3,188	281,302
Series 4203, (Interest Only), Class QS, 5.769%, 5/15/43(6)(7)	3,436	621,367
Series 4212, (Interest Only), Class SA, 5.719%, 7/15/38(6)(7)	6,560	814,660
Series 4273, Class PU, 4.00%, 11/15/43	841	864,101
Series 4316, (Interest Only), Class JS, 5.619%, 1/15/44(6)(7)	2,575	320,998
Series 4326, Class TS, 12.267%, 4/15/44(6)	460	466,908
Series 4332, (Interest Only), Class KI, 4.00%, 9/15/43(7)	2,048	148,406
Series 4336, Class GU, 3.50%, 2/15/53	1,453	1,469,232
Series 4337, Class YT, 3.50%, 4/15/49	2,822	2,875,719
Series 4370, (Interest Only), Class IO, 3.50%, 9/15/41(7)	2,503	184,814
Series 4416, Class SU, 7.667%, 12/15/44(6)	3,870	4,020,822
Series 4452, Class ZJ, 3.00%, 11/15/44	1,439	1,418,532
Series 4478, (Principal Only), Class PO, 0.00%, 5/15/45(8)	1,792	1,668,672
Series 4497, (Interest Only), Class CS, 5.719%, 9/15/44(6)(7)	4,716	700,865
Series 4507, (Interest Only), Class EI, 4.00%, 8/15/44(7)	4,568	796,024
Series 4535, (Interest Only), Class JS, 5.619%, 11/15/43(6)(7)	6,824	724,566
Series 4548, (Interest Only), Class JS, 5.619%, 9/15/43(6)(7)	5,863	677,965
Series 4550, Class ZT, 2.00%, 1/15/45	740	739,946
Series 4584, Class PM, 3.00%, 5/15/46	2,221	2,299,646

		$30,485,804

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-DNA2, Class M3, 4.388%, 12/25/27(9)	$2,000	$2,123,012
Series 2016-DNA1, Class M3, 6.038%, 7/25/28(9)	2,000	2,172,204

		$4,295,216

Federal National Mortgage Association:
Series G-33, Class PT, 7.00%, 10/25/21	$124	$131,590
Series 1989-89, Class H, 9.00%, 11/25/19	19	20,814
Series 1991-122, Class N, 7.50%, 9/25/21	139	151,641
Series 1994-42, Class K, 6.50%, 4/25/24	343	379,882
Series 1997-28, Class ZA, 7.50%, 4/20/27	430	513,349
Series 1997-38, Class N, 8.00%, 5/20/27	384	448,080

Security	Principal Amount (000’s omitted)	Value
Series 2004-46, (Interest Only), Class SI, 5.512%, 5/25/34(6)(7)	$2,263	$351,434
Series 2005-17, (Interest Only), Class SA, 6.212%, 3/25/35(6)(7)	1,714	405,284
Series 2006-8, (Principal Only), Class WQ, 0.00%, 3/25/36(8)	1,468	1,322,355
Series 2006-42, (Interest Only), Class PI, 6.102%, 6/25/36(6)(7)	2,918	603,130
Series 2006-44, (Interest Only), Class IS, 6.112%, 6/25/36(6)(7)	2,352	479,806
Series 2006-72, (Interest Only), Class GI, 6.092%, 8/25/36(6)(7)	4,253	869,862
Series 2007-50, (Interest Only), Class LS, 5.962%, 6/25/37(6)(7)	1,745	335,438
Series 2007-74, Class AC, 5.00%, 8/25/37	2,230	2,455,081
Series 2008-26, (Interest Only), Class SA, 5.712%, 4/25/38(6)(7)	2,940	571,093
Series 2008-29, (Interest Only), Class CI, 5.00%, 9/25/35(7)	1,017	26,685
Series 2008-61, (Interest Only), Class S, 5.612%, 7/25/38(6)(7)	3,973	801,705
Series 2010-99, (Interest Only), Class NS, 6.112%, 3/25/39(6)(7)	2,833	178,302
Series 2010-109, (Interest Only), Class PS, 6.112%, 10/25/40(6)(7)	4,633	866,688
Series 2010-119, (Interest Only), Class SK, 5.512%, 4/25/40(6)(7)	771	20,984
Series 2010-124, (Interest Only), Class SJ, 5.562%, 11/25/38(6)(7)	2,756	248,150
Series 2010-147, (Interest Only), Class KS, 5.462%, 1/25/41(6)(7)	5,869	1,040,116
Series 2010-150, (Interest Only), Class GS, 6.262%, 1/25/21(6)(7)	3,191	298,482
Series 2010-151, (Interest Only), Class PI, 4.00%, 5/25/28(7)	3,096	34,878
Series 2011-22, (Interest Only), Class IC, 3.50%, 12/25/25(7)	5,016	403,644
Series 2011-49, Class NT, 6.00%, 6/25/41(6)	764	851,146
Series 2012-52, (Interest Only), Class AI, 3.50%, 8/25/26(7)	5,903	399,411
Series 2012-56, (Interest Only), Class SU, 6.262%, 8/25/26(6)(7)	1,815	128,890
Series 2012-63, (Interest Only), Class EI, 3.50%, 8/25/40(7)	5,429	267,310
Series 2012-103, (Interest Only), Class GS, 5.612%, 2/25/40(6)(7)	6,366	676,488
Series 2012-134, Class ZT, 2.00%, 12/25/42	2,015	1,899,326
Series 2012-150, (Interest Only), Class PS, 5.662%, 1/25/43(6)(7)	6,787	1,355,562
Series 2012-150, (Interest Only), Class SK, 5.662%, 1/25/43(6)(7)	3,781	776,152
Series 2013-6, Class TA, 1.50%, 1/25/43	2,256	2,227,901
Series 2013-23, (Interest Only), Class CS, 5.762%, 3/25/33(6)(7)	3,325	704,750
Series 2013-52, Class MD, 1.25%, 6/25/43	2,670	2,599,949
Series 2013-54, (Interest Only), Class HS, 5.812%, 10/25/41(6)(7)	3,090	428,062
Series 2014-32, (Interest Only), Class EI, 4.00%, 6/25/44(7)	1,559	165,870
Series 2014-36, (Interest Only), Class ID, 4.00%, 6/25/44(7)	1,286	128,143
Series 2014-55, (Interest Only), Class IN, 3.50%, 7/25/44(7)	4,306	481,096
Series 2014-72, Class CS, 8.195%, 11/25/44(6)	272	274,890
Series 2014-80, (Interest Only), Class BI, 3.00%, 12/25/44(7)	7,344	768,601
Series 2014-89, (Interest Only), Class IO, 3.50%, 1/25/45(7)	3,364	410,934
Series 2015-14, (Interest Only), Class KI, 3.00%, 3/25/45(7)	7,290	737,476
Series 2015-17, (Interest Only), Class SA, 5.712%, 11/25/43(6)(7)	6,557	705,636
Series 2015-52, (Interest Only), Class MI, 3.50%, 7/25/45(7)	4,153	479,807
Series 2015-57, (Interest Only), Class IO, 3.00%, 8/25/45(7)	17,777	1,822,559
Series 2015-74, Class SL, 2.063%, 10/25/45(6)	2,179	2,093,142
Series 2015-89, Class ZB, 3.00%, 5/25/54	1,764	1,748,515
Series 2015-93, (Interest Only), Class BS, 5.662%, 8/25/45(6)(7)	5,756	849,707
Series 2015-95, (Interest Only), Class SB, 5.512%, 1/25/46(6)(7)	4,668	1,085,307

		$37,025,103

Government National Mortgage Association:
Series 2011-156, Class GA, 2.00%, 12/16/41	$860	$837,856
Series 2013-131, Class GS, 3.034%, 6/20/43(6)	2,304	2,178,763
Series 2014-146, Class S, 5.42%, 10/20/44(6)	110	110,885
Series 2015-79, Class CS, 5.151%, 5/20/45(6)	648	653,730
Series 2016-75, Class WZ, 2.25%, 11/16/43	2,229	2,228,306

		$6,009,540

Total Collateralized Mortgage Obligations (identified cost $80,815,113)		$77,815,663

Commercial Mortgage-Backed Securities — 7.6%

Security	Principal Amount (000’s omitted)	Value
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class D, 3.225%, 9/15/48(10)(11)	$4,000	$3,102,054
COMM Mortgage Trust
Series 2014-LC17, Class D, 3.687%, 10/10/47(10)	1,065	844,311
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class D, 4.674%, 4/15/47(10)(11)	1,425	1,254,119
Series 2014-C21, Class D, 4.661%, 8/15/47(10)(11)	650	561,491
Series 2014-C22, Class D, 4.71%, 9/15/47(10)(11)	1,850	1,523,417
Series 2014-C23, Class D, 3.959%, 9/15/47(10)(11)	850	718,372
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class D, 5.321%, 8/15/46(10)(11)	1,850	1,926,212
UBS-Citigroup Commercial Mortgage Trust
Series 2011-C1, Class D, 5.888%, 1/10/45(10)(11)	2,000	2,241,696
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.531%, 5/10/45(10)(11)	2,000	2,069,717
Wells Fargo Commercial Mortgage Trust
Series 2010-C1, Class C, 5.612%, 11/15/43(10)(11)	500	555,004
Series 2013-LC12, Class D, 4.297%, 7/15/46(10)(11)	2,000	1,880,736
Series 2015-SG1, Class C, 4.471%, 12/15/47(11)	1,399	1,455,173
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class D, 4.801%, 11/15/45(10)(11)	1,250	1,244,275
Series 2014-LC14, Class D, 4.586%, 3/15/47(10)(11)	1,150	987,729

Total Commercial Mortgage-Backed Securities (identified cost $20,300,519)		$20,364,306

Mortgage Pass-Throughs — 17.4%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.876%, with maturity at 2035(12)	$2,360	$2,466,376
6.00%, with various maturities to 2029	1,875	2,144,333
6.15%, with maturity at 2027	627	715,411
6.50%, with various maturities to 2032	3,571	4,059,260
7.00%, with various maturities to 2036	3,195	3,799,227
7.50%, with maturity at 2024	946	1,069,348
8.00%, with various maturities to 2032	1,519	1,831,122
8.50%, with various maturities to 2031	870	1,008,099
9.00%, with maturity at 2031	160	193,602
9.50%, with various maturities to 2022	34	37,757

		$17,324,535

Federal National Mortgage Association:
2.394%, with maturity at 2037(12)	$693	$721,722
5.00%, with various maturities to 2040	3,094	3,440,177
5.50%, with various maturities to 2033	2,101	2,394,918
6.00%, with maturity at 2023	1,239	1,369,137
6.318%, with maturity at 2032(12)	940	1,035,171
6.50%, with various maturities to 2036	4,448	5,153,082
7.00%, with various maturities to 2037	4,862	5,716,968
7.50%, with maturity at 2035	3,277	3,858,215
8.00%, with various maturities to 2034	847	989,042
8.50%, with various maturities to 2027	83	94,835
9.00%, with various maturities to 2029	357	413,635
10.00%, with various maturities to 2031	203	223,853

		$25,410,755

Security	Principal Amount (000’s omitted)	Value
Government National Mortgage Association:
7.50%, with maturity at 2025	$1,454	$1,645,859
8.00%, with maturity at 2034	1,885	2,230,194
9.50%, with maturity at 2025	89	98,581
11.00%, with maturity at 2018	16	17,171

		$3,991,805

Total Mortgage Pass-Throughs (identified cost $44,250,172)		$46,727,095

Asset-Backed Securities — 4.0%

Security	Principal Amount (000’s omitted)	Value
American Homes 4 Rent
Series 2014-SFR1, Class C, 2.232%, 6/17/31(9)(10)	$200	$196,367
Series 2014-SFR1, Class D, 3.182%, 6/17/31(9)(10)	825	812,775
American Residential Properties Trust
Series 2014-SFR1, Class C, 2.832%, 9/17/31(9)(10)	2,000	1,996,586
Centurion CDO IX Ltd.
Series 2005-9A, Class D1, 5.429%, 7/17/19(9)(10)	500	500,123
Colony American Homes
Series 2014-1A, Class C, 2.332%, 5/17/31(9)(10)	760	751,978
Ford Credit Auto Owner Trust
Series 2014-1, Class B, 2.41%, 11/15/25(10)	100	100,598
Invitation Homes Trust
Series 2013-SFR1, Class D, 2.637%, 12/17/30(9)(10)	550	546,770
OneMain Financial Issuance Trust
Series 2014-1A, Class A, 2.43%, 6/18/24(10)	147	147,461
Series 2014-1A, Class B, 3.24%, 6/18/24(10)	800	801,132
Series 2015-1A, Class B, 3.85%, 3/18/26(10)	800	794,435
Sierra Receivables Funding Co., LLC
Series 2014-1A, Class B, 2.42%, 3/20/30(10)	170	169,402
Series 2015-1A, Class B, 3.05%, 3/22/32(10)	229	230,955
Silver Bay Realty Trust
Series 2014-1, Class C, 2.496%, 9/17/31(9)(10)	2,000	1,984,250
SpringCastle Funding Trust
Series 2014-AA, Class B, 4.61%, 10/25/27(10)	1,640	1,640,196

Total Asset-Backed Securities (identified cost $10,703,580)		$10,673,028

U.S. Government Agency Obligations — 0.6%

Security	Principal Amount (000’s omitted)	Value
Federal Farm Credit Bank:
3.25%, 7/1/30	$1,500	$1,671,657

Total U.S. Government Agency Obligations (identified cost $1,470,404)		$1,671,657

Corporate Bonds & Notes — 0.6%

Security	Principal Amount (000’s omitted)		Value
Energy — 0.0%(13)
Contura Energy, Inc.
10.00%, 8/1/21(10)		$41	$38,130

			$38,130

Financial Intermediaries — 0.1%
First Data Corp.
6.75%, 11/1/20(10)		$163	$170,032

			$170,032

Food Products — 0.1%
Iceland Bondco PLC
4.778%, 7/15/20(9)(10)	GBP	250	$297,776

			$297,776

Health Care — 0.2%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		$425	$431,418

			$431,418

Lodging and Casinos — 0.1%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(4)		$350	$338,625

			$338,625

Utilities — 0.1%
Calpine Corp.
7.875%, 1/15/23(10)		$389	$413,313

			$413,313

Total Corporate Bonds & Notes (identified cost $1,792,796)			$1,689,294

Foreign Government Bonds — 10.0%

Security	Principal Amount (000’s omitted)		Value
Bangladesh — 1.1%
Bangladesh Treasury Bond, 10.10%, 6/11/19	BDT	23,600	$327,369
Bangladesh Treasury Bond, 11.50%, 8/8/17	BDT	107,500	1,445,377
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	15,700	213,109
Bangladesh Treasury Bond, 11.52%, 12/5/17	BDT	20,000	272,436
Bangladesh Treasury Bond, 11.55%, 10/3/17	BDT	29,900	404,529
Bangladesh Treasury Bond, 11.72%, 2/6/18	BDT	8,400	115,488
Bangladesh Treasury Bond, 11.72%, 7/2/18	BDT	19,400	270,298

Total Bangladesh			$3,048,606

Brazil — 1.7%
Letra do Tesouro Nacional, 0.00%, 10/1/16	BRL	2,902	$874,637
Letra do Tesouro Nacional, 0.00%, 1/1/17	BRL	12,700	3,705,729

Total Brazil			$4,580,366

Czech Republic — 1.5%
Czech Republic Government Bond, 0.00%, 11/9/17(14)	CZK	67,000	$2,779,513
Czech Republic Government Bond, 0.00%, 1/22/18(14)	CZK	28,660	1,188,576

Total Czech Republic			$3,968,089

Security	Principal Amount (000’s omitted)		Value
Dominican Republic — 2.0%
Dominican Republic International Bond, 10.40%, 5/10/19(14)	DOP	54,400	$1,205,361
Dominican Republic International Bond, 13.50%, 8/4/17(14)	DOP	2,400	54,210
Dominican Republic International Bond, 14.00%, 6/8/18(14)	DOP	53,200	1,245,363
Dominican Republic International Bond, 16.00%, 2/10/17(14)	DOP	124,700	2,800,878

Total Dominican Republic			$5,305,812

Georgia — 0.2%
Georgia Treasury Bond, 10.75%, 7/9/17	GEL	100	$43,764
Georgia Treasury Bond, 13.375%, 3/10/18	GEL	960	442,556

Total Georgia			$486,320

Iceland — 2.1%
Republic of Iceland, 6.25%, 2/5/20	ISK	231,085	$1,290,134
Republic of Iceland, 7.25%, 10/26/22	ISK	427,092	2,516,506
Republic of Iceland, 8.75%, 2/26/19	ISK	329,709	1,937,243

Total Iceland			$5,743,883

Serbia — 0.5%
Serbia Treasury Bond, 10.00%, 10/17/16	RSD	21,800	$200,610
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	46,800	442,943
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	18,760	178,579
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	22,180	218,039
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	20,360	223,118

Total Serbia			$1,263,289

Vietnam — 0.9%
Vietnam Government Bond, 7.20%, 1/15/17	VND	16,000,000	$727,681
Vietnam Government Bond, 7.60%, 10/31/16	VND	41,000,000	1,854,127

Total Vietnam			$2,581,808

Total Foreign Government Bonds (identified cost $27,665,642)			$26,978,173

Common Stocks — 0.6%

Security	Shares		Value
Affinity Gaming, LLC(15)(16)		23,498	$328,973
Alpha National Resources Holdings, Inc., Class A, PFC Shares(15)(16)		882	353
ANR, Inc., Class A, PFC Shares(15)(16)		882	1,323
Contura Energy, Inc.(15)(16)		1,187	17,805
Dayco Products, LLC(15)(16)		8,898	298,083
Education Management Corp.(3)(15)(16)		955,755	4,874
ION Media Networks, Inc.(3)(15)(16)		1,357	769,826
MediaNews Group, Inc.(3)(15)(16)		3,023	99,759
New Millennium Holdco, Inc.(15)(16)		8,641	36,724
RCS Capital Corp.(3)(15)(16)		2,777	20,828

Total Common Stocks (identified cost $461,014)			$1,578,548

Convertible Preferred Stocks — 0.0%(13)

Security	Shares		Value
Education Management Corp., Series A-1, 7.50%(3)(15)(16)		1,063	$2,923

Total Convertible Preferred Stocks (identified cost $75,023)			$2,923

Currency Options Purchased — 0.0%(13)
Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Call MXN/Put USD	Deutsche Bank AG	USD	1,313	MXN	18.33	1/11/17	$25,093
Call SEK/Put EUR	Morgan Stanley & Co. International PLC	EUR	1,221	SEK	9.30	10/17/16	3,672

Total Currency Options Purchased (identified cost $99,456)							$28,765

Short-Term Investments — 9.1%

Foreign Government Securities — 5.0%

Security	Principal Amount (000’s omitted)		Value
Georgia — 1.1%
Georgia Treasury Bill, 0.00%, 8/18/16	GEL	7,073	$2,998,730
Georgia Treasury Bill, 0.00%, 6/1/17	GEL	108	43,241

Total Georgia			$3,041,971

Iceland — 0.2%
Iceland Treasury Bill, 0.00%, 10/17/16	ISK	21,233	$116,993
Iceland Treasury Bill, 0.00%, 11/15/16	ISK	65,718	361,754

Total Iceland			$478,747

Kazakhstan — 0.9%
National Bank of Kazakhstan Note, 0.00%, 8/10/16	KZT	439,605	$1,241,764
National Bank of Kazakhstan Note, 0.00%, 1/20/17	KZT	478,815	1,278,529

Total Kazakhstan			$2,520,293

Lebanon — 0.2%
Lebanon Treasury Bill, 0.00%, 2/16/17	LBP	630,200	$407,365

Total Lebanon			$407,365

Sri Lanka — 2.6%
Sri Lanka Treasury Bill, 0.00%, 4/7/17	LKR	395,400	$2,542,465
Sri Lanka Treasury Bill, 0.00%, 4/14/17	LKR	474,790	3,047,141
Sri Lanka Treasury Bill, 0.00%, 5/5/17	LKR	193,630	1,235,568

Total Sri Lanka			$6,825,174

Total Foreign Government Securities (identified cost $13,421,508)			$13,273,550

U.S. Treasury Obligations — 1.1%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 9/22/16(17)		$3,000	$2,999,031

Total U.S. Treasury Obligations (identified cost $2,998,102)			$2,999,031

Other — 3.0%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.56%(18)		$8,137	$8,137,472

Total Other (identified cost $8,137,472)			$8,137,472

Description	Value
Total Short-Term Investments (identified cost $24,557,082)	$24,410,053

Total Investments — 132.9% (identified cost $360,430,034)	$356,760,279

Less Unfunded Loan Commitments — (0.0)%(13)	$(134,128)

Net Investments — 132.9% (identified cost $360,295,906)	$356,626,151

Currency Options Written — (0.0)%(13)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Call MXN/Put USD	Goldman Sachs International	USD	1,313	MXN	18.33	1/11/17	$(25,093)
Call SEK/Put EUR	Morgan Stanley & Co. International PLC	EUR	1,221	SEK	9.30	10/17/16	(3,672)

Total Currency Options Written (premiums received $88,119)							$(28,765)

Other Assets, Less Liabilities — (32.9)%							$(88,202,314)

Net Assets — 100.0%							$268,395,072

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after July 31, 2016, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2016.

(7)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(8)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(9)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2016.

(10)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2016, the aggregate value of these securities is $30,501,412 or 11.4% of the Fund’s net assets.

(11)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2016.

(12)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2016.

(13)	Amount is less than 0.05% or (0.05)%, as applicable.

(14)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2016, the aggregate value of these securities is $9,273,901 or 3.5% of the Fund’s net assets.

(15)	Non-income producing.

(16)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(17)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(18)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2016 was $26,040.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
PLN	2,600,000	EUR	585,173	Deutsche Bank AG	8/4/16	$12,888	$—
PLN	12,973,911	EUR	2,931,024	Morgan Stanley & Co. International PLC	8/4/16	51,976	—
KES	72,900,000	USD	710,180	Citibank, N.A.	8/5/16	8,382	—
ARS	14,900,000	USD	980,263	Citibank, N.A.	8/9/16	7,980	—
INR	319,901,000	USD	4,740,229	BNP Paribas	8/9/16	34,999	—
INR	109,935,000	USD	1,629,137	Standard Chartered Bank	8/9/16	11,885	—
IDR	11,794,105,000	USD	868,273	Goldman Sachs International	8/11/16	31,146	—
MNT	2,729,000,000	USD	1,319,094	ICBC Standard Bank plc	8/11/16	—	(4,497)
RUB	316,700,000	USD	4,760,974	Citibank, N.A.	8/12/16	25,930	—
CLP	2,712,466,290	USD	3,960,961	BNP Paribas	8/16/16	176,562	—
IDR	9,833,895,000	USD	728,653	BNP Paribas	8/16/16	20,820	—
IDR	9,461,259,000	USD	700,886	Standard Chartered Bank	8/16/16	20,187	—
MXN	32,441,060	USD	1,701,230	BNP Paribas	8/19/16	25,873	—
MXN	62,685,755	USD	3,384,522	Deutsche Bank AG	8/19/16	—	(47,247)
PHP	156,930,297	USD	3,326,024	Bank of America, N.A.	8/22/16	5,985	—
RUB	44,297,300	USD	665,925	Citibank, N.A.	8/23/16	1,743	—
RUB	44,544,622	USD	670,076	JPMorgan Chase Bank, N.A.	8/23/16	1,320	—
RSD	36,670,000	EUR	288,241	Citibank, N.A.	8/25/16	9,318	—
USD	1,299,007	EUR	1,142,539	BNP Paribas	8/31/16	20,238	—
USD	1,498,813	EUR	1,335,936	State Street Bank and Trust Company	8/31/16	3,588	—
IDR	9,626,205,000	USD	706,148	BNP Paribas	9/7/16	25,410	—
IDR	7,219,475,000	USD	529,610	Deutsche Bank AG	9/7/16	19,044	—
IDR	5,296,106,000	USD	384,054	Deutsche Bank AG	9/7/16	18,431	—
IDR	2,434,440,000	USD	176,537	Deutsche Bank AG	9/7/16	8,472	—
IDR	2,430,910,000	USD	176,537	Standard Chartered Bank	9/7/16	8,204	—
SEK	5,353,000	EUR	565,534	Standard Chartered Bank	9/7/16	—	(6,511)
SEK	50,731,727	EUR	5,367,015	Standard Chartered Bank	9/7/16	—	(69,889)
USD	893,980	EUR	789,945	Deutsche Bank AG	9/7/16	9,572	—
IDR	3,927,682,195	USD	290,455	BNP Paribas	9/8/16	7,989	—
IDR	3,927,680,000	USD	291,317	Deutsche Bank AG	9/8/16	7,128	—
IDR	3,582,816,805	USD	264,805	Standard Chartered Bank	9/8/16	7,435	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
NOK	38,369,000	EUR	4,071,747	Standard Chartered Bank	9/20/16	$—	$(13,394)
HKD	26,050,000	USD	3,360,510	Bank of America, N.A.	9/22/16	—	(752)
USD	3,360,640	HKD	26,050,000	Bank of America, N.A.	9/22/16	882	—
KES	64,700,000	USD	622,115	ICBC Standard Bank plc	9/26/16	10,230	—
USD	167,278	EUR	146,446	Goldman Sachs International	9/28/16	3,159	—
USD	6,486,994	EUR	5,679,758	Standard Chartered Bank	9/28/16	121,809	—
USD	684,701	GBP	513,000	Goldman Sachs International	9/30/16	5,077	—
GBP	1,005,000	USD	1,350,694	Morgan Stanley & Co. International PLC	10/3/16	—	(19,190)
NZD	1,980,000	USD	1,404,452	Standard Chartered Bank	10/3/16	21,544	—
BRL	2,902,000	USD	789,123	Standard Chartered Bank	10/5/16	87,905	—
USD	654,931	BRL	2,902,000	Standard Chartered Bank	10/5/16	—	(222,097)
IDR	9,660,050,000	USD	729,060	Deutsche Bank AG	10/13/16	1,029	—
RSD	80,698,000	EUR	640,460	Citibank, N.A.	10/13/16	9,773	—
RSD	97,450,000	EUR	784,053	Citibank, N.A.	10/13/16	—	(131)
MYR	2,656,000	USD	656,126	BNP Paribas	10/14/16	1,468	—
MYR	10,675,000	USD	2,721,271	BNP Paribas	10/14/16	—	(78,268)
IDR	5,133,580,000	USD	387,938	Bank of America, N.A.	10/18/16	—	(256)
RSD	358,375,000	EUR	2,877,358	Deutsche Bank AG	10/28/16	1,160	—
USD	971,123	EUR	880,071	Goldman Sachs International	10/31/16	—	(16,550)
KES	18,997,000	USD	183,192	Citibank, N.A.	11/2/16	1,003	—
ARS	49,718,000	USD	2,777,542	Citibank, N.A.	11/16/16	331,722	—
BRL	12,700,000	USD	3,367,807	Standard Chartered Bank	1/5/17	365,836	—
USD	2,793,665	BRL	12,700,000	Standard Chartered Bank	1/5/17	—	(939,978)
USD	1,200,645	EUR	1,062,424	Standard Chartered Bank	1/9/17	4,473	—
USD	2,712,404	EUR	2,493,935	Standard Chartered Bank	1/9/17	—	(95,492)
EUR	132,100	RON	600,000	BNP Paribas	1/30/17	—	(2,377)
RON	14,367,472	EUR	3,192,062	BNP Paribas	1/30/17	24,435	—
RON	1,400,000	EUR	310,731	BNP Paribas	2/3/17	2,696	—
RON	1,690,245	EUR	374,487	BNP Paribas	2/28/17	3,744	—
RON	575,000	EUR	127,128	BNP Paribas	2/28/17	1,575	—
RON	1,380,000	EUR	305,344	Deutsche Bank AG	3/2/17	3,497	—
RON	1,287,171	EUR	285,670	Bank of America, N.A.	3/6/17	2,253	—
RON	212,000	EUR	47,028	Bank of America, N.A.	3/6/17	397	—
RON	1,576,000	EUR	349,562	Deutsche Bank AG	3/7/17	2,985	—
RON	1,104,000	EUR	245,061	Deutsche Bank AG	3/7/17	1,876	—
RON	2,242,000	EUR	497,062	BNP Paribas	3/8/17	4,482	—
USD	407,194	BRL	1,449,000	BNP Paribas	4/5/17	—	(8,830)

						$1,597,515	$(1,525,459)

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate*		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Depreciation
Lebanon	HSBC Bank USA, N.A.	$1,250	1.00	%(1)	12/20/17	$38,743	$(49,352)	$(10,609)

						$38,743	$(49,352)	$(10,609)

*	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

DIP	-	Debtor In Possession

PIK	-	Payment In Kind

PFC Shares	-	Preference Shares

Currency Abbreviations:

ARS	-	Argentine Peso

BDT	-	Bangladeshi Taka

BRL	-	Brazilian Real

CLP	-	Chilean Peso

CZK	-	Czech Koruna

DOP	-	Dominican Peso

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

HKD	-	Hong Kong Dollar

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

ISK	-	Icelandic Krona

KES	-	Kenyan Shilling

KZT	-	Kazakhstani Tenge

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MNT	-	Mongolian Tugrik

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NOK	-	Norwegian Krone

NZD	-	New Zealand Dollar

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SEK	-	Swedish Krona

USD	-	United States Dollar

VND	-	Vietnamese Dong

Written options activity for the fiscal year to date ended July 31, 2016 was as follows:

	Principal Amount of Contracts (000’s omitted)		Premiums Received
Currency	USD	EUR	USD
Outstanding, beginning of period	1,485	—	27,383
Options written	4,013	1,221	97,569
Options terminated in closing purchase transactions	(1,485)	—	(27,383)
Options exercised	(2,700)	—	(9,450)

Outstanding, end of period	1,313	1,221	88,119

EUR	-	Euro

USD	-	United States Dollar

At July 31, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: During the fiscal year to date ended July 31, 2016, the Fund utilized interest rate swaps to enhance total return and to seek to hedge against fluctuations in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit Default Swaps	$38,743	$—

Total		$38,743	$—

Foreign Exchange	Currency Options Purchased	$28,765	$—
Foreign Exchange	Currency Options Written	—	(28,765)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	1,597,515	(1,525,459)

Total		$1,626,280	$(1,554,224)

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$362,079,727

Gross unrealized appreciation	$9,776,671
Gross unrealized depreciation	(15,230,247)

Net unrealized depreciation	$(5,453,576)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$144,575,080	$111,566	$144,686,646
Collateralized Mortgage Obligations	—	77,815,663	—	77,815,663
Commercial Mortgage-Backed Securities	—	20,364,306	—	20,364,306
Mortgage Pass-Throughs	—	46,727,095	—	46,727,095
Asset-Backed Securities	—	10,673,028	—	10,673,028
U.S. Government Agency Obligations	—	1,671,657	—	1,671,657
Corporate Bonds & Notes	—	1,689,294	—	1,689,294
Foreign Government Bonds	—	26,978,173	—	26,978,173
Common Stocks	—	683,261	895,287	1,578,548
Convertible Preferred Stocks	—	—	2,923	2,923
Currency Options Purchased	—	28,765	—	28,765
Short-Term Investments -
Foreign Government Securities	—	13,273,550	—	13,273,550
U.S. Treasury Obligations	—	2,999,031	—	2,999,031
Other	—	8,137,472	—	8,137,472
Total Investments	$—	$355,616,375	$1,009,776	$356,626,151
Forward Foreign Currency Exchange Contracts	$—	$1,597,515	$—	$1,597,515
Swap Contracts	—	38,743	—	38,743
Total	$—	$357,252,633	$1,009,776	$358,262,409

Liability Description
Currency Options Written	$—	$(28,765)	$—	$(28,765)
Forward Foreign Currency Exchange Contracts	—	(1,525,459)	—	(1,525,459)
Total	$—	$(1,554,224)	$—	$(1,554,224)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2016 is not presented. At July 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Short Duration Diversified Income Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 26, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 26, 2016